Financial Instruments (Details) - Schedule of hereinafter are the ranges	12 Months Ended
	Dec. 31, 2021 $ / shares
Financial Instruments (Details) - Schedule of hereinafter are the ranges [Line Items]
The exercise price of the option ($) (in Dollars per share)	$ 490	[1]
The expected dividends over the option’s expected term (%)	0.00%
Minimum [Member]
Financial Instruments (Details) - Schedule of hereinafter are the ranges [Line Items]
The exercise price of the option ($) (in Dollars per share)		[1]
The expected volatility of the price of the ADS (%)	79.20%
The risk-free interest rate for the option contractual term (%)	1.97%
Maximum [Member]
Financial Instruments (Details) - Schedule of hereinafter are the ranges [Line Items]
The exercise price of the option ($) (in Dollars per share)		[1]
The expected volatility of the price of the ADS (%)	116.10%
The risk-free interest rate for the option contractual term (%)	2.52%

[1]	The lower of $490.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.